Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	25,000,000	20,000,000
Ordinary shares, shares outstanding	25,000,000	20,000,000